Retirement-Related Benefits - All Retirement Plans Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	$ 1,058	$ 1,040	$ 1,024
Total	2,617	2,072	3,066
Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,355	813	1,843
Nonpension Postretirement Benefit Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	203	219	198
U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	612	613	612
Total	934	624	1,319
U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	178	(142)	559
U.S. | Nonpension Postretirement Benefit Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	145	154	147
Non-U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	447	427	412
Total	1,683	1,448	1,747
Non-U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,178	955	1,284
Non-U.S. | Nonpension Postretirement Benefit Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	58	65	51
Personal Pension Plan (PPP) | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,345	803	1,827
Personal Pension Plan (PPP) | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	167	(153)	542
Personal Pension Plan (PPP) | Non-U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	1,178	955	1,284
Retention Plan | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	11	11	17
Retention Plan | U.S. | Pension Plans
RETIREMENT-RELATED BENEFITS
Total defined benefit plans (income)/cost	11	11	17
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	1,032	1,015	1,000
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans | U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	585	588	588
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans | Non-U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	447	427	412
IBM Excess 401(k) Plus Plan
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	27	26	24
IBM Excess 401(k) Plus Plan | U.S.
RETIREMENT-RELATED BENEFITS
Defined contribution plans cost	$ 27	$ 26	$ 24